TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of components of income (loss) before tax for the years

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Income (loss) before income tax expense
Income from China operations	2,417,298	6,302,358	2,484,608
Loss from non‑China operations	(3,693,062)	(1,915,239)	(1,343,882)
Total income (loss) before income tax expense	(1,275,764)	4,387,119	1,140,726

Income tax expense from China operations
Current income tax expense	1,332,238	1,891,723	1,759,725
Deferred tax benefit	(438,661)	(359,429)	(169,673)
Income tax expense from China operations	893,577	1,532,294	1,590,052
Income tax expense from non‑China operations	10,786	76,502	75,440
Total income tax expense	904,363	1,608,796	1,665,492

Schedule of reconciliation between the PRC statutory income rate and the effective tax rate

	For the Year Ended December 31,
	2019	2020	2021
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential treatments	2.5%	(2.5)%	(12.4)%
Effect on tax rates in different tax jurisdiction	(73.2)%	12.8%	36.1%
Tax effect of permanent difference	15.7%	(3.5)%	49.7%
Tax effect of R&D deduction and others	5.0%	(4.0)%	(21.2)%
Change in valuation allowance	(45.9)%	8.9%	68.8%
Effect tax rates	(70.9)%	36.7%	146.0%

Schedule of the effect of tax holiday related to China operations

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands, except for per share data)

Tax holiday effect	31,394	108,213	141,554
Basic net income per share effect	0.02	0.05	0.04
Diluted net income per share effect	0.02	0.05	0.04

Schedule of tax effects of temporary differences to the deferred income tax assets and liabilities

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Deferred tax assets
Net operating loss carrying forward	1,483,894	2,210,114
Asset impairment	530,710	730,959
Deferred rental cost	88,147	116,862
Unrealized profits	467,404	330,808
Accrual expense	451,008	556,900
Others	41,922	42,186
Less: valuation allowance	(2,178,650)	(2,892,268)
Deferred tax assets, net of valuation allowance	884,435	1,095,561

Deferred tax liability
Fair value change of certain investments	(5,087)	(40,556)
Acquired intangible assets	(5,152)	(14,419)
Deferred revenue	(7,050)	(3,767)
Total deferred tax liability	(17,289)	(58,742)

Schedule of movements of the valuation allowance

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)

Balance at the beginning of the year	(1,325,529)	(1,797,234)	(2,178,650)
Change of valuation allowance	(471,705)	(381,416)	(713,618)
Balance at the end of the year	(1,797,234)	(2,178,650)	(2,892,268)